Subsequent events	9 Months Ended
Sep. 30, 2021
Subsequent events
Subsequent events

23.Subsequent events (update until reporting date)

Subsequent to September 30, 2021, the Company issued 1,400,000 common shares at CAD $4 per common share for gross proceeds of CAD $5,600,000 pursuant to the exercise of warrants by an investor.

Subsequent to September 30, 2021, the Company issued 291 common shares for the cashless exercise of 14,065 stock options at a price of $3.41 per common share.

Subsequent to September 30, 2021, the Company issued 698,000 common shares for the ATM Offering for gross proceeds of $2,810,229. Share issuance cost related to the ATM Offering are $75,890.